Short-term Borrowings and Long-term Debt Short-term Borrowings and Long-term Debt (Schedule of Long-term Debt Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014
Debt Instrument [Line Items]
Long-term Debt	$ 2,552	$ 2,544
Capital Lease Obligations, Noncurrent	10	3
Debt Instrument, Unamortized Discount (Premium), Net	8	9
Long Term Debt And Capital Lease Obligations Aggregate	2,552	2,544
Long-term Debt, Current Maturities	0	300
Long-term Debt and Capital Lease Obligations	2,552	$ 2,244
3.38% notes, due 2015
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Aug. 15, 2014
Debt Instrument, Interest Rate, Stated Percentage		3.38%
Long-term Debt	$ 0	$ 300
3.05% notes, due 2017
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jul. 15, 2017
Debt Instrument, Interest Rate, Stated Percentage	3.05%	3.05%
Long-term Debt	$ 400	$ 400
4.50% notes, due 2019
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 15, 2019
Debt Instrument, Interest Rate, Stated Percentage	4.50%	4.50%
Long-term Debt	$ 300	$ 300
4.25% notes, due 2021
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Apr. 15, 2021
Debt Instrument, Interest Rate, Stated Percentage	4.25%	4.25%
Long-term Debt	$ 500	$ 500
8.88% notes, due 2021
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	May 01, 2021
Debt Instrument, Interest Rate, Stated Percentage	8.88%	8.88%
Long-term Debt	$ 200	$ 200
2.50% notes, due 2023
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Aug. 02, 2022
Debt Instrument, Interest Rate, Stated Percentage	2.50%	2.50%
Long-term Debt	$ 450	$ 450
3.30% notes, due 2025
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Mar. 19, 2025
Debt Instrument, Interest Rate, Stated Percentage	3.30%
Long-term Debt	$ 300	$ 0
3.80% notes, due 2043
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Aug. 02, 2042
Debt Instrument, Interest Rate, Stated Percentage	3.80%	3.80%
Long-term Debt	$ 400	$ 400